Income Taxes (Significant Components Of Deferred Tax Assets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Net operating loss carry forwards	$ 25,721,000	$ 24,714,000
Research and development credits	1,054,000	1,019,000
Nonqualified stock option compensation expense	1,701,000	1,586,000
Other temporary book - tax differences	441,000	331,000
Total deferred tax assets	28,917,000	27,650,000
Valuation allowance for deferred tax assets	(28,917,000)	(27,650,000)
Net deferred tax assets